Investments in Associates and Joint Venture	12 Months Ended
Dec. 31, 2024
Investments in Associates and Joint Venture [Abstract]
Investments in Associates and Joint Venture
10.	Investments in Associates and Joint Venture
As of December 31, this caption includes the following:

In thousands of soles	Percentage ownership interest	2024	2023	2022
Associates
Ciclotrón Colombia S.A.S. (a)	32.50	12,170	10,347	4,929
Ciclotrón Perú S.A. (c)	49.00	7,792	5,655	4,315
Joint Venture
Pet CT Perú S.A. (b)	50.00	5,443	4,582	3,852

		25,405	20,584	13,096

(a)
It is dedicated to the production and commercialization of radiopharmaceuticals used for diagnostic images of PET (positron emission tomography) and scintigraphy and its fiscal address is Calle 30 N 46 - 25 Medellín – Colombia.

(b)	It is dedicated to providing medical diagnostic imaging services and cancer treatment, using PET / CT molecular imaging technology.
(c)	It is dedicated to the production of radiopharmaceuticals used for diagnostic images of PET (positron emission tomography).
The Group has recognized the following amounts in the consolidated statement of profit or loss and other comprehensive income:

In thousands of soles	2024	2023	2022
Profit
Associate
Ciclotrón Colombia S.A.S.	5,495	4,063	2,198
Ciclotrón Perú S.A.	2,444	1,497	785
Joint Venture
Pet CT Perú S.A.	861	730	774

	8,800	6,290	3,757

Other comprehensive income
Associate
Ciclotrón Colombia S.A.S.	—	(42)	(77)

The interest of the Group in the profit or loss, assets, and liabilities of its associate and joint venture is the following:

In thousands of soles	Assets	Liabilities	Income	Expenses	Interest (%)
As of December 31, 2024
Ciclotrón Perú S.A.	16,656	5,910	18,389	12,894	49.0
Pet CT Perú S.A.	18,473	6,820	19,142	15,843	50
Ciclotrón Colombia S.A.S.	41,849	17,825	43,350	30,503	32.5

As of December 31, 2023
Ciclotrón Perú S.A.	15,326	4,493	11,171	8,177	49.0
Pet CT Perú S.A.	15,467	4,348	17,101	14,671	50.0
Ciclotrón Colombia S.A.S.	46,897	19,975	42,181	29,680	32.5

As of December 31, 2022
Ciclotrón Perú S.A.	12,741	4,681	9,124	7,522	49.0
Pet CT Perú S.A.	11,488	3,772	14,894	13,347	50.0
Ciclotrón Colombia S.A.S.	27,280	16,149	25,493	18,729	32.5

The annual movement of investments in the associate and joint venture during the year includes:

In thousands of soles	2024	2023	2022
As of January 1	20,584	13,096	14,286
Group’s share in profit or loss	8,800	6,290	3,757
Group’s share in other comprehensive income	—	(42)	(77)
Collection of dividends	(2,709)	(157)	(3,545)
Exchange difference	(1,270)	1,397	(1,325)

As of December 31	25,405	20,584	13,096